Additional Financial Information of Parent Company - Schedule I Balance Sheets (Details)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)
ASSETS
Cash and cash equivalents	¥ 601,769,949	$ 94,430,837	¥ 630,416,786		¥ 711,205,698
Other current assets	13,547,097	2,125,835	16,034,692
Total current assets	686,100,906	107,664,204	754,714,381
Investment in subsidiaries and VIE	122,187,351	19,173,862	100,341,909
Total Assets	1,329,617,136	208,645,943	1,411,402,316
LIABILITIES
Other current liabilities	41,230,282	6,469,931	59,759,820
Total Liabilities	488,981,455	76,731,860	266,840,367
Ordinary Shares (USD0.0005 par value; 1,000,000,000 and 1,000,000,000 shares authorized, 199,051,046 and 194,862,818 shares issued and outstanding, as of December 31, 2020 and 2021, respectively)	609,833	95,696	623,201
Additional paid-in capital	1,144,255,610	179,558,675	1,148,823,625
Retained earnings	(316,796,899)	(49,712,346)	(48,935,177)
Accumulated other comprehensive income	33,167,674	5,204,732	37,929,187
Total Jupai shareholders’ equity	861,236,218	135,146,757	1,138,440,836
Total Liabilities and Equity	1,329,617,136	208,645,943	1,411,402,316
Parent Company
ASSETS
Cash and cash equivalents	17,664,031	2,771,872	19,582,251	$ 3,072,882	¥ 40,043,612	¥ 10,424,536
Other current assets	1,550,933	243,375	2,667,707
Total current assets	19,214,964	3,015,247	22,249,958
Investment in subsidiaries and VIE	681,955,145	107,013,645	942,821,008
Loan to subsidiaries	183,262,933	28,757,953	187,633,095
Total Assets	884,433,042	138,786,845	1,152,704,061
LIABILITIES
Other current liabilities	11,263,375	1,767,469	2,050,517
Amounts due to related parties — non-current	11,933,449	1,872,619	12,212,708
Total Liabilities	23,196,824	3,640,088	14,263,225
Ordinary Shares (USD0.0005 par value; 1,000,000,000 and 1,000,000,000 shares authorized, 199,051,046 and 194,862,818 shares issued and outstanding, as of December 31, 2020 and 2021, respectively)	609,833	95,696	623,201
Additional paid-in capital	1,144,255,610	179,558,675	1,148,823,625
Retained earnings	(316,796,899)	(49,712,346)	(48,935,177)
Accumulated other comprehensive income	33,167,674	5,204,732	37,929,187
Total Jupai shareholders’ equity	861,236,218	135,146,757	1,138,440,836
Total Liabilities and Equity	¥ 884,433,042	$ 138,786,845	¥ 1,152,704,061